Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Other Current Assets [Abstract]
Advance to suppliers	$ 109,120	$ 144,324
Prepaid expenses	5,982	5,512
Other assets	2,552	3,095
Total	$ 117,654	$ 152,931